Property & Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Stated at Cost, Less Accumulated Depreciation	Assets stated at cost, less accumulated depreciation consisted of the following:
	September 30, 2023	December 31, 2022
Furniture/fixtures	$39,746	$39,746
Office equipment	43,780	43,780
Automobile	37,410	29,905
Tooling/Molds	214,454	86,005
Less: accumulated depreciation	(125,294)	(61,456)
Fixed assets, net	$210,096	$137,980
Assets stated at cost, less accumulated depreciation consisted of the following:
	December 31, 2022	December 31, 2021
Furniture/fixtures	$39,746	$14,904
Office equipment	43,780	14,522
Automobile	29,905	29,905
Tooling/Molds	86,005	176,990
Less: accumulated depreciation	(61,456)	(131,260)
Fixed assets, net	$137,980	$105,061